UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT 06830


Form 13F File Number: 28-12236


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Managing Director
Phone:  203-552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      1/26/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      244,360
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Aberdeen Emerging Markets                Common Stock   00301T102      961    54839 SH       SOLE                  54839      0    0
Telecommunications and Infrastructure
Fund Inc
Aberdeen Indonesia Fund Inc/The          Common Stock   00305P106       92     7819 SH       SOLE                   7819      0    0
Aberdeen Israel Fund Inc                 Common Stock   00301L109     1509   118315 SH       SOLE                 118315      0    0
Aberdeen Latin America Equity Fund Inc   Common Stock   00306K106      253     8409 SH       SOLE                   8409      0    0
Adams Express Co                         Common Stock   006212104    25182  2612190 SH       SOLE                2612190      0    0
Alpine Global Premier Properties Fund    Common Stock   02083A103      876   165280 SH       SOLE                 165280      0    0
Asia Pacific Fund Inc/The                Common Stock   044901106      442    47028 SH       SOLE                  47028      0    0
Bancroft Fund Ltd                        Common Stock   059695106     1943   128480 SH       SOLE                 128480      0    0
Boulder Growth & Income Fund Inc         Common Stock   101507101     4269   743656 SH       SOLE                 743656      0    0
Boulder Total Return Fund Inc            Common Stock   101541100     5705   377815 SH       SOLE                 377815      0    0
Calamos Strategic Total Return Fund      Common Stock   128125101    14144  1693898 SH       SOLE                1693898      0    0
Central Europe and Russia Fund Inc/The   Common Stock   153436100       66     2300 SH       SOLE                   2300      0    0
Central Securities Corp                  Common Stock   155123102    13957   682162 SH       SOLE                 682162      0    0
Clough Global Allocation Fund            Common Stock   18913Y103     3149   246974 SH       SOLE                 246974      0    0
Clough Global Equity Fund                Common Stock   18914C100     1223   101541 SH       SOLE                 101541      0    0
Clough Global Opportunities Fund         Common Stock   18914E106     4871   460855 SH       SOLE                 460855      0    0
DCA Total Return Fund                    Common Stock   233066109      786   224606 SH       SOLE                 224606      0    0
Denali Fund/The                          Common Stock   24823A102      888    67095 SH       SOLE                  67095      0    0
Diamond Hill Financial Trends Fund Inc   Common Stock   25264C101       74     8917 SH       SOLE                   8917      0    0
Eaton Vance Enhanced Equity Income Fund  Common Stock   278274105     1068   104881 SH       SOLE                 104881      0    0
Eaton Vance Risk-Managed Diversified     Common Stock   27829G106     4955   474157 SH       SOLE                 474157      0    0
Equity Income Fund
Eaton Vance Tax-Managed Buy-Write        Common Stock   27828Y108     1781   151954 SH       SOLE                 151954      0    0
Opportunities Fund
Ellsworth Fund Ltd                       Common Stock   289074106     2266   343349 SH       SOLE                 343349      0    0
European Equity Fund Inc/The             Common Stock   298768102     1723   290129 SH       SOLE                 290129      0    0
First Trust Enhanced Equity Income Fund  Common Stock   337318109     1259   116215 SH       SOLE                 116215      0    0
Gabelli Dividend & Income Trust          Common Stock   36242H104    14378   932399 SH       SOLE                 932399      0    0
Gabelli Global Multimedia Trust Inc      Common Stock   36239Q109     1340   215128 SH       SOLE                 215128      0    0
Gabelli Healthcare & WellnessRx          Common Stock   36246K103     1736   243501 SH       SOLE                 243501      0    0
Trust/The
GDL Fund/The                             Common Stock   361570104     3787   320925 SH       SOLE                 320925      0    0
General American Investors Co Inc        Common Stock   368802104     9524   382323 SH       SOLE                 382323      0    0
Guggenheim Enhanced Equitystrategy Fund  Common Stock   40167K100      580    36170 SH       SOLE                  36170      0    0
H&Q Healthcare Investors                 Common Stock   404052102     1554   110138 SH       SOLE                 110138      0    0
H&Q Life Sciences Investors              Common Stock   404053100     2900   252859 SH       SOLE                 252859      0    0
India Fund Inc/The                       Common Stock   454089103       13      696 SH       SOLE                    696      0    0
iShares FTSE China 25 Index Fund         Common Stock   464287184      119     3400 SH       SOLE                   3400      0    0
iShares MSCI Brazil Index Fund           Common Stock   464286400      235     4100 SH       SOLE                   4100      0    0
iShares MSCI Russia Capped Index Fund    Common Stock   46429B705      113     5400 SH       SOLE                   5400      0    0
iShares MSCI South Africa Index Fund     Common Stock   464286780      171     2800 SH       SOLE                   2800      0    0
iShares MSCI South Korea Index Fund      Common Stock   464286772      235     4500 SH       SOLE                   4500      0    0
iShares MSCI Taiwan Index Fund           Common Stock   464286731      211    18000 SH       SOLE                  18000      0    0
Japan Smaller Capitalization Fund Inc    Common Stock   47109U104     3390   472205 SH       SOLE                 472205      0    0
JF China Region Fund Inc                 Common Stock   46614T107     1817   164851 SH       SOLE                 164851      0    0
Korea Equity Fund Inc                    Common Stock   50063B104     2566   282619 SH       SOLE                 282619      0    0
Korea Fund Inc/The                       Common Stock   500634209      215     6021 SH       SOLE                   6021      0    0
Latin American Discovery Fund Inc        Common Stock   51828C106       54     3800 SH       SOLE                   3800      0    0
Liberty All Star Equity Fund             Common Stock   530158104    10096  2392519 SH       SOLE                2392519      0    0
Liberty All Star Growth Fund Inc         Common Stock   529900102     1766   463543 SH       SOLE                 463543      0    0
Macquarie Global Infrastructure Total    Common Stock   55608D101     6137   361226 SH       SOLE                 361226      0    0
Return Fund Inc
Madison Strategic Sector Premium Fund    Common Stock   558268108     1197   112525 SH       SOLE                 112525      0    0
Madison/Claymore Covered Call & Equity   Common Stock   556582104      881   117927 SH       SOLE                 117927      0    0
Strategy Fund
Malaysia Fund Inc                        Common Stock   560905101       94    10427 SH       SOLE                  10427      0    0
Mexico Equity and Income Fund Inc        Common Stock   592834105     1196   120249 SH       SOLE                 120249      0    0
Morgan Stanley Asia Pacific Fund Inc     Common Stock   61744U106     7578   578444 SH       SOLE                 578444      0    0


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Morgan Stanley India Investment Fund Inc Common Stock   61745C105       22     1600 SH       SOLE                   1600      0    0
Neuberger Berman Real Estate Securities  Common Stock   64190A103       91    24212 SH       SOLE                  24212      0    0
Income Fund Inc
New Germany Fund Inc/The                 Common Stock   644465106     5921   483725 SH       SOLE                 483725      0    0
Petroleum & Resources Corp               Common Stock   716549100     9872   403286 SH       SOLE                 403286      0    0
RENN Global Entrepreneurs Fund           Common Stock   759720105       46    25262 SH       SOLE                  25262      0    0
RMR Asia Pacific Real Estate Fund        Common Stock   76970B101     1411   100646 SH       SOLE                 100646      0    0
RMR Real Estate Income Fund              Common Stock   74964K609     2187  77524.5 SH       SOLE                77524.5      0    0
Royce Micro-Cap Trust Inc                Common Stock   780915104      876    99921 SH       SOLE                  99921      0    0
Royce Value Trust Inc                    Common Stock   780910105    12018   979453 SH       SOLE                 979453      0    0
Source Capital Inc                       Common Stock   836144105     1560    33195 SH       SOLE                  33195      0    0
SPDR S&P Emerging Latin America ETF      Common Stock   78463X707       41      600 SH       SOLE                    600      0    0
SunAmerica Focused Alpha Growth          Common Stock   867037103     8705   476217 SH       SOLE                 476217      0    0
Fund/Closed-End Fund
SunAmerica Focused Alpha Large-Cap Fund  Common Stock   867038101     3711   228822 SH       SOLE                 228822      0    0
Inc
Taiwan Fund Inc/The                      Common Stock   874036106     4524   312210 SH       SOLE                 312210      0    0
Thai Capital Fund Inc/The                Common Stock   882905201      439    51117 SH       SOLE                  51117      0    0
Thai Fund Inc/The                        Common Stock   882904105     4902   399873 SH       SOLE                 399873      0    0
Tri-Continental Corp                     Common Stock   895436103    15586  1095279 SH       SOLE                1095279      0    0
Zweig Total Return Fund Inc/The          Common Stock   989837109     5122  1690524 SH       SOLE                1690524      0    0


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